United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-4577

                      (Investment Company Act File Number)


                        Federated Income Securities Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 4/30/05
                                                 -------


                 Date of Reporting Period: Quarter ended 1/31/05
                                           ---------------------







Item 1.     Schedule of Investments


Federated Intermediate Corporate Bond Fund
Portfolio of Investments
January 31, 2005 (unaudited)



   Principal
   Amount or
   Shares                                                                         Value
                        Asset-Backed Securities--0.7%
                        Credit Card--0.5%
$  1,500,000            Prime Credit Card Master Trust 2000-1, Class A,
                        6.70%, 10/15/2009                                  $      1,541,655
                        Home Equity Loan--0.2%
   370,808        1      125 Home Loan Owner Trust 1998-1A, Class M2,
                        7.75%, 2/15/2029                                          374,516
   359,974              New Century Home Equity Loan Trust 1997-NC5,
                        Class M2, 7.24%, 10/25/2028                               360,269
                        Total                                                     734,785
                        Total Asset-Backed Securities (identified cost
                        $2,227,200)                                               2,276,440
                        Corporate Bonds--85.9%
                        Basic Industry - Chemicals--0.7%
   10,000               Air Products & Chemicals, Inc., Note, 7.375%,
                        5/1/2005                                                  10,112
   1,140,000            Albemarle Corp., Sr. Note, 5.10%, 2/1/2015                1,146,606
   30,000               PPG Industries, Inc., Note, 6.50%, 11/1/2007              31,915
   1,175,000            Praxair, Inc., 6.625%, 10/15/2007                         1,260,340
                        Total                                                     2,448,973
                        Basic Industry - Metals & Mining--2.1%
   2,000,000            BHP Finance (USA), Inc., Unsecd. Note, 6.69%,
                        3/1/2006                                                  2,076,660
   1,000,000            Barrick Gold Corp., 4.875%, 11/15/2014                    1,003,260
   500,000              Barrick Gold Corp., Deb., 7.50%, 5/1/2007                 538,585
   950,000              Inco Ltd., 5.70%, 10/15/2015                              993,685
   500,000              Noranda, Inc., 6.00%, 10/15/2015                          521,655
   750,000              Placer Dome, Inc., Bond, 8.50%, 12/31/2045                893,472
   1,200,000            Thiokol Corp., Sr. Note, 6.625%, 3/1/2008                 1,292,016
                        Total                                                     7,319,333
                        Basic Industry - Paper--1.7%
   350,000              International Paper Co., 4.25%, 1/15/2009                 351,540
   350,000              International Paper Co., 5.50%, 1/15/2014                 367,556
   25,000               International Paper Co., Note, 6.50%, 11/15/2007          26,589
   2,200,000            Louisiana-Pacific Corp., 8.875%, 8/15/2010                2,620,941
   300,000              Westvaco Corp., 7.65%, 3/15/2027                          350,451
   1,000,000            Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027                1,156,910
   450,000              Weyerhaeuser Co., Deb., 7.375%, 3/15/2032                 549,873
   300,000              Weyerhaeuser Co., Note, 5.50%, 3/15/2005                  300,984
                        Total                                                     5,724,844
                        Capital Goods - Aerospace & Defense--0.4%
   15,000               Boeing Co., Unsecd. Note, 6.625%, 6/1/2005                15,176
   400,000              Raytheon Co., Deb., 7.20%, 8/15/2027                      488,107
   860,000              Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013          866,570
                        Total                                                     1,369,853
                        Capital Goods - Building Materials--0.8%
   650,000              CRH America, Inc., 5.30%, 10/15/2013                      676,461
   2,000,000            Masco Corp., Note, 6.75%, 3/15/2006                       2,072,420
                        Total                                                     2,748,881
                        Capital Goods - Diversified Manufacturing--1.9%
   860,000              Briggs & Stratton Corp., Company Guarantee,
                        8.875%, 3/15/2011                                         1,029,850
   760,000              Emerson Electric Co., 4.50%, 5/1/2013                     759,886
   500,000        1      Hutchison Whampoa International Ltd., 7.45%,
                        11/24/2033                                                571,765
   500,000              Kennametal, Inc., 7.20%, 6/15/2012                        555,280
   1,400,000            Tyco International Group, Company Guarantee,
                        6.375%, 2/15/2006                                         1,437,548
   1,000,000            Tyco International Group, Company Guarantee,
                        6.875%, 1/15/2029                                         1,168,540
   1,000,000            Tyco International Group, Note, 5.80%, 8/1/2006           1,032,630
                        Total                                                     6,555,499
                        Capital Goods - Environmental--0.8%
   425,000              Waste Management Inc., Sr. Note, 7.125%,
                        10/1/2007                                                 460,334
   2,000,000            Waste Management, Inc., Deb., 8.75%, 5/1/2018             2,265,420
                        Total                                                     2,725,754
                        Communications - Media & Cable--3.2%
   1,600,000            Comcast Corp., 6.375%, 1/30/2006                          1,645,632
   400,000              Comcast Corp., 7.05%, 3/15/2033                           471,508
   3,500,000            Continental Cablevision, Sr. Deb., 9.50%,
                        8/1/2013                                                  3,779,055
   925,000        1      Cox Communications, Inc., 4.625%, 1/15/2010              922,073
   1,045,000      1      Cox Communications, Inc., 5.45%, 12/15/2014              1,056,451
   2,200,000            Grupo Televisa S.A., Note, 8.00%, 9/13/2011               2,568,500
   750,000              Lenfest Communications, Inc., Sr. Note, 8.375%,
                        11/1/2005                                                 781,072
                        Total                                                     11,224,291
                        Communications - Media Noncable--2.6%
   2,000,000            British Sky Broadcasting Group PLC, 8.20%,
                        7/15/2009                                                 2,306,582
   2,000,000            Clear Channel Communications, Inc., 6.00%,
                        11/1/2006                                                 2,066,096
   500,000              News America Holdings, Inc., Sr. Deb., 9.25%,
                        2/1/2013                                                  645,314
   3,700,000            Reed Elsevier, Inc., Company Guarantee, 6.125%,
                        8/1/2006                                                  3,841,377
                        Total                                                     8,859,369
                        Communications - Telecom Wireless--3.7%
   3,350,000            AT&T Wireless Services, Inc., Sr. Note, 7.35%,
                        3/1/2006                                                  3,488,891
   8,000,000            Sprint Capital Corp., 7.125%, 1/30/2006                   8,280,600
   760,000              Sprint Capital Corp., Company Guarantee, 8.75%,
                        3/15/2032                                                 1,032,477
                        Total                                                     12,801,968
                        Communications - Telecom Wirelines--5.0%
   1,310,000            BellSouth Corp., 5.20%, 9/15/2014                         1,341,623
   3,100,000            CenturyTel, Inc., 8.375%, 10/15/2010                      3,624,861
   2,675,000            Citizens Communications Co., 9.00%, 8/15/2031             3,056,187
   1,000,000            Deutsche Telekom International Finance BV,
                        5.25%, 7/22/2013                                          1,032,260
   100,000              GTE Southwest, Inc., Deb., 6.54%, 12/1/2005               102,677
   1,500,000      1      KT Corp., Note, 5.875%, 6/24/2014                        1,595,970
   1,200,000            SBC Communications, Inc., 5.10%, 9/15/2014                1,208,928
   3,125,000            Telecom de Puerto Rico, Note, 6.65%, 5/15/2006            3,228,031
   2,000,000            Telefonos de Mexico, Note, 4.50%, 11/19/2008              2,009,726
                        Total                                                     17,200,263
                        Consumer Cyclical - Automotive--9.6%
   7,500,000            Ford Motor Credit Co., Global Bond, 6.875%,
                        2/1/2006                                                  7,693,628
   9,000,000            Ford Motor Credit Co., Note, 6.50%, 1/25/2007             9,269,505
   250,000              Ford Motor Credit Co., Note, 7.50%, 4/25/2011             258,707
   35,000               Ford Motor Credit Co., Note, 7.75%, 3/15/2005             35,195
   150,000              General Motors Acceptance Corp., 4.50%,
                        7/15/2006                                                 149,448
   1,000,000            General Motors Acceptance Corp., 6.875%,
                        8/28/2012                                                 999,274
   1,500,000            General Motors Acceptance Corp., 7.50%,
                        7/15/2005                                                 1,525,112
   1,060,000            General Motors Acceptance Corp., 8.00%,
                        11/1/2031                                                 1,075,678
   11,000,000           General Motors Acceptance Corp., Note, 6.75%,
                        1/15/2006                                                 11,245,608
   860,000        1      Harley Davidson, Inc., 3.625%, 12/15/2008                850,987
                        Total                                                     33,103,142
                        Consumer Cyclical - Entertainment--2.1%
   3,000,000            AOL Time Warner, Inc., 6.15%, 5/1/2007                    3,152,070
   500,000              AOL Time Warner, Inc., Bond, 7.625%, 4/15/2031            617,440
   1,400,000            Carnival Corp., 3.75%, 11/15/2007                         1,395,282
   180,000              International Speedway Corp., 4.20%, 4/15/2009            178,657
   940,000              International Speedway Corp., 5.40%, 4/15/2014            972,641
   1,000,000            Time Warner, Inc., Deb., 8.11%, 8/15/2006                 1,065,820
                        Total                                                     7,381,910
                        Consumer Cyclical - Retailers--0.9%
   1,050,000            CVS Corp., 5.625%, 3/15/2006                              1,075,725
   500,000        1      CVS Corp., Pass Thru Cert., 5.298%, 1/11/2027            505,913
   1,000,000            Neiman-Marcus Group, Inc., Sr. Deb., 7.125%,
                        6/1/2028                                                  1,171,170
   400,000              Target Corp., 5.40%, 10/1/2008                            420,704
                        Total                                                     3,173,512
                        Consumer Cyclical - Services--0.9%
   500,000              Adecco SA, Sr. Note, 7.00%, 3/15/2006                     516,553
   2,025,000            Boston University, 7.625%, 7/15/2097                      2,458,196
                        Total                                                     2,974,749
                        Consumer Non-Cyclical Food/Beverage--1.8%
   2,000,000            Anheuser-Busch Cos., Inc., Deb., 7.00%,
                        12/1/2025                                                 2,205,900
   700,000              Diageo Finance BV, Unsecd. Note, 3.00%,
                        12/15/2006                                                692,538
   1,300,000            General Mills, Inc., Unsecd. Note, 2.625%,
                        10/24/2006                                                1,277,835
   5,000                Grand Metropolitan Investment Corp., Company
                        Guarantee, 9.00%, 8/15/2011                               6,309
   100,000              Hershey Foods Corp., Note, 6.70%, 10/1/2005               102,404
   2,000,000            Kraft Foods, Inc., Note, 4.625%, 11/1/2006                2,034,840
                        Total                                                     6,319,826
                        Consumer Non-Cyclical Health Care--1.5%
   2,000,000            Anthem, Inc., 6.80%, 8/1/2012                             2,274,440
   840,000              Boston Scientific Corp., 5.45%, 6/15/2014                 878,716
   2,000,000            UnitedHealth Group, Inc., 7.50%, 11/15/2005               2,061,620
                        Total                                                     5,214,776
                        Consumer Non-Cyclical Pharmaceuticals--0.2%
   580,000              Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018               666,930
                        Consumer Non-Cyclical Supermarkets--0.4%
   450,000              Kroger Co., 7.25%, 6/1/2009                               502,146
   675,000              Kroger Co., Company Guarantee, 7.45%, 3/1/2008            744,545
                        Total                                                     1,246,691
                        Consumer Non-Cyclical Tobacco--0.3%
   375,000              Altria Group, Inc., 5.625%, 11/4/2008                     387,994
   750,000              Philip Morris Cos., Inc., Note, 6.375%, 2/1/2006          766,965
                        Total                                                     1,154,959
                        Energy - Independent--3.7%
   1,000,000            Anadarko Petroleum Corp., Unsecd. Note, 7.00%,
                        10/15/2006                                                1,056,480
   1,970,000            Canadian Natural Resources Ltd., 4.90%,
                        12/1/2014                                                 1,971,123
   5,000,000            Devon Energy Corp., Sr. Note, 2.75%, 8/1/2006             4,943,900
   850,000              Norcen Energy Resources, Inc., Deb., 7.375%,
                        5/15/2006                                                 890,001
   1,350,000            Pemex Project Funding Master, Company
                        Guarantee, 9.125%, 10/13/2010                             1,613,250
   1,648,800      1      Ras Laffan Liquified Natural Gas, 3.437%,
                        9/15/2009                                                 1,611,488
   600,000        1     Tengizchevroil LLP, Series 144A, 6.124%,
                        11/15/2014                                                608,250
                        Total                                                     12,694,492
                        Energy - Integrated--2.0%
   10,000               BP Amoco PLC, Deb., 9.125%, 3/1/2011                      12,490
   3,300,000            Husky Oil Ltd., Deb., 7.55%, 11/15/2016                   3,885,420
   750,000              Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006              790,200
   1,100,000            Petro-Canada, Bond, 5.35%, 7/15/2033                      1,058,805
   1,100,000      1      Statoil ASA, 5.125%, 4/30/2014                           1,133,704
                        Total                                                     6,880,619
                        Energy - Refining--0.6%
   1,625,000            Valero Energy Corp., 7.50%, 4/15/2032                     2,029,495
                        Financial Institution - Banking--9.8%
   1,250,000            ABN AMRO Bank NV, Chicago, Sub. Deb., 7.30%,
                        12/1/2026                                                 1,314,175
   1,200,000            Astoria Financial Corp., Note, 5.75%, 10/15/2012          1,253,951
   15,000               Bank of America Corp., Sub. Note, 7.625%,
                        4/15/2005                                                 15,146
   1,000,000            Chase Manhattan Corp., Note, 6.375%, 2/15/2008            1,069,180
   2,000,000            City National Bank, Sub. Note, 6.375%, 1/15/2008          2,147,740
   2,100,000            Corp Andina De Fomento, Bond, 7.375%, 1/18/2011           2,404,605
   1,500,000            FirstBank Puerto Rico, Sub. Note, 7.625%,
                        12/20/2005                                                1,528,646
   3,000,000            Household Finance Corp., Note, 6.50%, 1/24/2006           3,092,430
   1,200,000            Hudson United Bancorp, 7.00%, 5/15/2012                   1,348,505
   1,010,000            J.P. Morgan Chase & Co., Sub. Deb., 8.00%,
                        4/29/2027                                                 1,315,828
   750,000              Northern Trust Corp., 4.60%, 2/1/2013                     750,465
   715,000              PNC Funding Corp., Sub. Note, 6.875%, 7/15/2007           767,760
   1,000,000            PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009            1,138,320
   3,822,222      1      Regional Diversified Funding, 9.25%, 3/15/2030           4,655,620
   1,300,000            Regions Financial Corp., 4.375%, 12/1/2010                1,299,753
   200,000              SunTrust Bank, Central Florida, Sub. Note,
                        6.90%, 7/1/2007                                           217,310
   1,000,000      1      Swedbank, Sub., 7.50%, 11/29/2049                        1,061,361
   1,770,000            U.S. Bank, NA, Sub. Note, 4.95%, 10/30/2014               1,805,188
   1,500,000            Wachovia Bank N.A., 4.80%, 11/1/2014                      1,506,615
   1,100,000            Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015           1,105,522
   500,000              Washington Mutual Bank FA, 5.125%, 1/15/2015              502,325
   1,200,000            Washington Mutual Bank FA, Sub. Note, 6.875%,
                        6/15/2011                                                 1,356,660
   2,000,000            Washington Mutual Finance Corp., Sr. Note,
                        8.25%, 6/15/2005                                          2,038,800
                        Total                                                     33,695,905
                        Financial Institution - Brokerage--8.6%
   2,550,000      1      Amvescap PLC, 4.50%, 12/15/2009                          2,528,121
   6,000,000            Bear Stearns Cos., Inc., 6.50%, 5/1/2006                  6,221,940
   3,000,000      1      FMR Corp., 4.75%, 3/1/2013                               2,985,900
   900,000        1      FMR Corp., Bond, 7.57%, 6/15/2029                        1,141,083
   500,000              Franklin Resources, Inc., 3.70%, 4/15/2008                496,625
   1,000,000            Goldman Sachs Group, Inc., Sub. Note, 6.345%,
                        2/15/2034                                                 1,073,710
   1,250,000            Lehman Brothers Holdings, Inc., 7.50%, 9/1/2006           1,324,450
   1,875,000            Lehman Brothers, Inc., Sr. Sub. Note, 7.375%,
                        1/15/2007                                                 2,004,281
   3,500,000            Merrill Lynch & Co., Inc., Note, 4.125%,
                        9/10/2009                                                 3,482,185
   15,000               Merrill Lynch & Co., Inc., Note, 7.375%,
                        5/15/2006                                                 15,729
   5,000,000            Morgan Stanley, Unsub., 6.10%, 4/15/2006                  5,161,850
   2,250,000            Waddell & Reed Financial, Inc., 7.50%, 1/18/2006          2,327,513
   715,048        1      World Financial, Pass Thru Cert., Series 96
                        WFP, 6.91%, 9/1/2013                                      784,615
                        Total                                                     29,548,002
                        Financial Institution - Finance Noncaptive--2.9%
   1,300,000      1      Berkshire Hathaway, Inc., 4.85%, 1/15/2015               1,313,000
   1,020,000            Capital One Financial Corp., Note, 7.125%,
                        8/1/2008                                                  1,111,700
   1,500,000            General Electric Capital Corp., Medium Term
                        Note, 9.18%, 12/30/2008                                   1,732,665
   3,000,000            MBNA America Bank, NA, Sr. Note, Series BKNT,
                        6.50%, 6/20/2006                                          3,115,740
   2,650,000            SLM Corp., Floating Rate Note, 3.407%,
                        12/15/2014                                                2,643,375
                        Total                                                     9,916,480
                        Financial Institution - Insurance - Life--1.2%
   600,000              AXA-UAP, Sub. Note, 8.60%, 12/15/2030                     813,372
   2,000,000      1      Reinsurance Group of America, Sr. Note, 7.25%,
                        4/1/2006                                                  2,082,400
   1,150,000      1      Union Central Life Insurance Co., Note, 8.20%,
                        11/1/2026                                                 1,340,337
                        Total                                                     4,236,109
                        Financial Institution - Insurance - P&C--1.9%
   750,000              Loews Corp., Deb., 8.875%, 4/15/2011                      881,865
   3,500,000      1      MBIA Global Funding LLC, 2.875%, 11/30/2006              3,452,190
   1,000,000      1      Oil Insurance Ltd., Sub. Deb., 5.15%, 8/15/2033          1,019,710
   1,000,000            St. Paul Cos., Inc., Medium Term Note, Series
                        MTNB, 7.29%, 8/28/2007                                    1,075,620
                        Total                                                     6,429,385
                        Financial Institution - REITs--2.0%
   2,000,000            Archstone-Smith Trust, 5.00%, 8/15/2007                   2,053,260
   1,750,000            EOP Operating LP, 8.375%, 3/15/2006                       1,841,175
   2,800,000            Simon Property Group, Inc., Note, 4.875%,
                        8/15/2010                                                 2,849,644
                        Total                                                     6,744,079
                        Foreign-Local-Govt--0.7%
   2,180,000            Hydro Quebec, Sr. Deb., 6.30%, 5/11/2011                  2,416,726
                        Sovereign--2.3%
   3,800,000            KFW-Kredit Wiederaufbau, 2.70%, 3/1/2007                  3,734,336
   1,000,000            Sweden, Government of, Deb., 10.25%, 11/1/2015            1,262,120
   1,500,000            United Mexican States, 6.625%, 3/3/2015                   1,629,750
   1,200,000            United Mexican States, 7.50%, 4/8/2033                    1,345,200
                        Total                                                     7,971,406
                        Technology--2.3%
   1,500,000            Computer Sciences Corp., 7.375%, 6/15/2011                1,749,525
   2,500,000            Deluxe Corp., 5.125%, 10/1/2014                           2,415,725
   1,000,000            IBM Corp., Deb., 8.375%, 11/1/2019                        1,331,690
   400,000              SunGard Data Systems, Inc., 4.875%, 1/15/2014             394,652
   2,000,000            Unisys Corp., 8.125%, 6/1/2006                            2,100,000
                        Total                                                     7,991,592
                        Transportation - Airlines--0.7%
   790,281              Northwest Airlines Corp., Equip. Trust, 8.072%,
                        10/1/2019                                                 879,267
   1,000,000            Southwest Airlines Co., 6.50%, 3/1/2012                   1,093,970
   425,000              Southwest Airlines Co., Deb., 7.375%, 3/1/2027            496,630
                        Total                                                     2,469,867
                        Transportation - Railroads--0.8%
   480,000              Burlington Northern Santa Fe Corp., 4.875%,
                        1/15/2015                                                 481,901
   822,917              Burlington Northern Santa Fe Corp., Pass Thru
                        Cert., 7.57%, 1/2/2021                                    980,538
   1,330,000            Union Pacific Corp., 4.875%, 1/15/2015                    1,337,355
                        Total                                                     2,799,794
                        Transportation - Services--0.9%
   3,100,000            FedEx Corp., Note, 2.65%, 4/1/2007                        3,031,645
                        Utility - Electric--4.9%
   2,000,000            Alabama Power Co., 2.80%, 12/1/2006                       1,973,140
   2,300,000            American Electric Power Co., Inc., Note,
                        6.125%, 5/15/2006                                         2,374,290
   740,000              Consolidated Natural Gas Co., 5.00%, 12/1/2014            744,965
   1,500,000            Enersis S.A., Note, 7.40%, 12/1/2016                      1,636,743
   2,000,000            FirstEnergy Corp., 5.50%, 11/15/2006                      2,057,374
   1,000,000            Gulf States Utilities, 1st Mtg. Bond, Series
                        2005B, 6.77%, 8/1/2005                                    1,016,590
   1,350,000            MidAmerican Energy Co., Unsecd. Note, 6.75%,
                        12/30/2031                                                1,613,507
   500,000              Oncor, Inc., Deb., 7.00%, 9/1/2022                        582,922
   3,000,000            PSEG Power LLC, Company Guarantee, 7.75%,
                        4/15/2011                                                 3,510,960
   610,000              Pacific Gas & Electric Co., 6.05%, 3/1/2034               661,447
   555,000              Pacific Gas & Electric Co., Unsecd. Note,
                        4.20%, 3/1/2011                                           549,533
                        Total                                                     16,721,471
                        Total Corporate Bonds (identified cost
                        $286,628,120)                                             295,792,590
                        Municipal Bond--0.4%
                        Consumer Cyclical - Services--0.4%
   1,100,000            Harvard University, Revenue Bonds, 8.125%
                        Bonds, 4/15/2007
                        (IDENTIFIED COST $1,133,502)
                                                                                  1,205,193
                        Preferred Stock--1.1%
                        Financial Institution - Banking--1.1%
   70,000               Citigroup, Inc., Cumulative Pfd., Series F
                        (IDENTIFIED COST
                        $3,343,620)
                                                                                  3,845,625
                        U.S. Treasury--6.3%
$  9,002,610            U.S. Treasury Inflation Protected Note, Series
                        A-2015, 1.625%, 1/15/2015                                 8,988,566
   9,065,000            United States Treasury Bond, 12.75%, 11/15/2010           9,749,136
   3,000,000            United States Treasury Note, 4.25%, 11/15/2014            3,027,180
                        Total U.S. TREASURY (IDENTIFIED COST $
                        22,522,938)                                               21,764,882
                        Repurchase Agreement--4.5%
   15,415,000           Interest in $2,000,000,000 joint repurchase
                        agreement with Barclays Capital, Inc., 2.52%,
                        dated 1/31/2005 to be repurchased at
                        $15,416,079 on 2/1/2005, collateralized by U.S.
                        Government Agency Obligations with various
                        maturities to 5/15/2029, collateral market
                        value $2,040,143,633 (AT AMORTIZED
                        COST)
                                                                                  15,415,000
                        Total Investments -
                        98.9%
                         (identified cost $331,270,380)2                          340,299,730
                        OTHER ASSETS AND LIABILITIES - NET - 1.1%                 3,912,624
                        TOTAL NET ASSETS - 100%                            $      344,212,354

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
       At January 31, 2005, these securities amounted to $31,595,454 which represents 9.2% of total net assets.

2 The cost of investments for federal tax purposes amounts to $331,270,380. The net unrealized appreciation of investments for federal tax purposes was $9,029,350. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,380,010 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,350,660.

Note:             The categories of investments are shown as a percentage of total net assets at January 31, 2005.
Investment Valuation
U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange.  Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.
The following acronyms are used throughout this portfolio:
REITs       --Real Estate Investment Trusts







Federated Short-Term Income Fund
Portfolio of Investments
January 31, 2005 (unaudited)

   Principal
   Amount                                                                           Value
                          Adjustable Rate Mortgages--3.7%
                          Federal Home Loan Mortgage Corp.--0.1%
$  140,177         1      FHLMC ARM 606116, 3.832%, 30 Year, 9/1/2019        $      143,567
   149,360         1      FHLMC ARM 785167, 3.652%, 30 Year, 12/1/2018              152,568
                          Total                                                     296,135
                          Federal National Mortgage Association--3.6%
   2,780,850       1      FNMA ARM 544843, 3.825%, 10/01/2027                       2,877,651
   2,168,081       1      FNMA ARM 544852, 3.768%, 4/01/2028                        2,243,118
   1,644,281       1      FNMA ARM 544884, 3.763%, 5/01/2034                        1,702,044
   5,824,175       1      FNMA ARM 556379, 3.173%, 5/01/2040                        5,902,975
   1,179,020       1      FNMA ARM 556388, 3.173%, 5/01/2040                        1,193,498
                          Total                                                     13,919,286
                          Government National Mortgage Association--0.0%
   68,926          1      GNMA ARM 8902, 3.375%, 30 Year, 1/20/2022                 70,499
                          Total Adjustable Rate Mortgages (identified
                          cost $14,162,319)                                         14,285,920
                          Asset-Backed Securities--29.2%
                          Auto Receivables--11.7%
   2,000,000              Americredit Automobile Receivable Trust
                          2005-AX, Class A3, 3.63%, 1/6/2010                        1,999,680
   1,502,689              Americredit Automobile Receivables Trust
                          2001-B, Class A4, 5.37%, 6/12/2008                        1,519,036
   27,550                 Americredit Automobile Receivables Trust
                          2002-A, Class A3, 2.60%, 10/12/2006                       27,567
   3,000,000              Americredit Automobile Receivables Trust
                          2004-1, Class A3, 3.22%, 7/6/2008                         2,995,677
   4,000,000              BMW Vehicle Owner Trust 2004-A, Class A3,
                          2.67%, 3/25/2008                                          3,967,440
   3,000,000              Capital Auto Receivables Asset Trust 2003-3,
                          Class A2A, 2.35%, 10/16/2006                              2,982,905
   2,500,000              Capital Auto Receivables Asset Trust 2004-1,
                          Class A3, 2.00%, 11/15/2007                               2,463,775
   1,000,000              Chase Manhattan Auto Owner Trust 2003-B, Class
                          A3, 7/16/2007                                             994,120
   5,000,000              DaimlerChrysler Master Owner Trust 2002-A,
                          Class A, 2.54%, 5/15/2007                                 5,003,450
   1,263,037       2      First Tennessee Financial Auto Securitization
                          Trust 2002-A, Class A, 3.55%, 7/15/2008                   1,265,992
   534,366                Harley-Davidson Motorcycle Trust 2004-1, Class
                          B, 2.00%, 11/15/2011                                      520,269
   1,000,000              Honda Auto Receivables Owner Trust 2003-4,
                          Class A3, 2.19%, 5/15/2007                                991,280
   1,000,000              Household Automotive Trust 2004-1, Class A3,
                          3.30%, 4/17/2008                                          995,880
   3,500,000              M&I Auto Loan Trust 2001-1, Class B, 5.88%,
                          6/20/2008                                                 3,516,170
   240,233                MMCA Automobile Trust 2001-2, Class B, 5.75%,
                          6/15/2007                                                 241,876
   1,000,000              Morgan Stanley Auto Loan Trust 2004-HB2, Class
                          D, 3.59%, 3/15/2012                                       997,090
   366,164                Navistar Financial Corp. Owner Trust 2002-A,
                          Class B, 4.95%, 4/15/2009                                 368,962
   995,746                Navistar Financial Corp. Owner Trust 2004-A,
                          Class A3, 2.01%, 8/15/2008                                979,465
   2,000,000              Navistar Financial Corp. Owner Trust 2004-B,
                          Class B, 3.39%, 10/15/2012                                1,988,500
   1,000,000              Nissan Auto Receivables Owner Trust 2004-A,
                          Class A3, 2.19%, 11/15/2007                               984,290
   2,000,000              Nissan Auto Receivables Owner Trust 2004-C,
                          Class A3, 2.85%, 10/15/2007                               1,980,240
   2,000,000              Onyx Acceptance Auto Owner Trust 2004-C, Class
                          A2, 4/15/2007                                             1,992,040
   339                    Paragon Auto Receivables Owner Trust 1998-A,
                          Class B, 7.47%, 11/15/2005                                339
   1,445           2      Paragon Auto Receivables Owner Trust 1998-B,
                          Class B, 7.03%, 3/15/2005                                 1,445
   4,757           2      Paragon Auto Receivables Owner Trust 1999-A,
                          Class A, 5.95%, 11/15/2005                                4,764
   243,575                The CIT Group Securitization Corp. II, Class B,
                          6.45%, 6/15/2018                                          245,920
   70,490                 Toyota Auto Receivables Owner Trust 2002-B,
                          Class A3, 3.76%, 6/15/2006                                70,563
   2,000,000              WFS Financial Owner Trust 2004-4, Class A3,
                          2.98%, 3/17/2009                                          1,974,920
   4,750,000              Whole Auto Loan Trust 2003-1, Class A3B, 1.99%,
                          5/15/2007                                                 4,707,874
                          Total                                                     45,781,529
                          Credit Card--4.5%
   4,500,000              Bank One Issuance Trust 2002-A4, Class A4,
                          2.94%, 6/16/2008                                          4,497,570
   1,755,000              Bank One Issuance Trust 2002-B1, Class B1,
                          2.86%, 12/15/2009                                         1,765,056
   3,000,000              Capital One Multi Asset Execution 2003-A6,
                          Class A6, 2.95%, 8/17/2009                                2,974,200
   3,000,000              Citibank Credit Card Issuance Trust 2000-C2,
                          Class C2, 3.31%, 10/15/2007                               3,006,360
   1,000,000              Citibank Credit Card Master Trust 2002-C1,
                          Class C1, 3.20%, 2/9/2009                                 1,008,330
   2,000,000              MBNA Master Credit Card Trust 2000-A, Class A,
                          7.35%, 7/16/2007                                          2,004,460
   2,500,000              MBNA Master Credit Card Trust 2000-D, Class B,
                          2.91%, 9/15/2009                                          2,515,950
                          Total                                                     17,771,926
                          Equipment Lease--0.4%
   1,441,115              Great America Leasing Receivables 2004-1, Class
                          C, 3/15/2010                                              1,427,828
                          Home Equity Loan--9.0%
   370,808        2,3      125 Home Loan Owner Trust 1998-1A, Class M2,
                          7.75%, 2/15/2029                                          374,516
   27,828          2       AQ Finance NIM Trust 2002-N6, Class NOTE,
                          3.18%, 12/25/2007                                         27,898
   203,265                Ameriquest Mortgage Securities, Inc. 2002-5,
                          Class AV1, 3.05%, 2/25/2033                               203,530
   21,800,000             Asset Backed Funding Certificate 2002-OPT1,
                          Class AIO, 6.00%, 3/25/2005                               55,590
   332,127         2      Bayview Financial Acquisition Trust 1998-1,
                          Class MII3, 3.98%, 5/25/2029                              304,046
   490,389         2      Bayview Financial Acquisition Trust 1998-1,
                          Class MII2, 3.38%, 5/25/2029                              464,320
   1,010,900       2      Bayview Financial Acquisition Trust 1998-1,
                          Class MI1, 7.52%, 5/25/2029                               1,040,850
   732,629         2      Bayview Financial Acquisition Trust 1998-1,
                          Class MI3, 8.21%, 5/25/2029                               708,811
   397,665         2      Bayview Financial Acquisition Trust 1998-1,
                          Class MII1, 3.28%, 5/25/2029                              384,335
   386,944         2      Bayview Financial Acquisition Trust 1998-1,
                          Class MII4, 4.28%, 5/25/2029                              322,673
   3,000,000              Chase Funding Mortgage Loan Asset-Backed
                          Certificates 2003-6, Class 1A2, 3/25/2020                 2,964,600
   308,805         2       Chase Funding Net Interest Margin Trust
                          2004-1, Class NOTE, 3.75%, 3/27/2035                      308,425
   139,267         2      Chase Funding Net Interest Margin Trust 2003-6,
                          Class NOTE, 5.00%, 1/27/2035                              139,093
   126,451                Cityscape Home Equity Loan Trust 1997-1, Class
                          A4, 7.23%, 3/25/2018                                      127,087
   88,196                 ContiMortgage Home Equity Loan Trust 1996-4,
                          Class A10, 2.96%, 1/15/2028                               88,327
   3,745,016              Fifth Third Home Equity Loan Trust 2003-A,
                          Class A, 2.75%, 9/20/2023                                 3,749,112
   1,638,465              First Franklin Mortgage Loan Asset Backed
                          Certificates 2003-FF5, Class A3, 2.88%,
                          3/25/2034                                                 1,645,133
   293,686                First Franklin Mortgage Loan Asset Backed
                          Certificates 2004-FF1, Class A2, 2.77%,
                          11/25/2034                                                294,343
   179,722         2      First Franklin Nim Trust 2004-FF1, Class N1,
                          4.50%, 11/25/2034                                         179,509
   1,415,499       2      First Franklin Nim Trust 2004-FF7, Class A,
                          5.00%, 9/27/2034                                          1,413,059
   551,888         2      First Franklin Nim Trust 2004-FFA, Class A,
                          5.00%, 3/27/2024                                          551,888
   2,717,532              Green Tree Home Improvement Loan Trust 1996-F,
                          Class HIB2, 7.70%, 11/15/2027                             2,367,623
   2,481,015              Green Tree Home Improvement Loan Trust 1997-C,
                          Class HEB2, 7.59%, 8/15/2028                              1,615,513
   2,373,551              Impac CMB Trust 2002-7, Class A, 2.96%,
                          11/25/2032                                                2,393,132
   980,374                Long Beach Asset Holdings Corp. 2004-5, Class
                          A, 5.00%, 9/25/2034                                       977,973
   677,851                Mellon Bank Home Equity Installment Loan
                          1999-1, Class B, 6.95%, 3/25/2015                         685,165
   328,248         2      NC Finance Trust 1999-1, Class B, 8.75%,
                          1/25/2029                                                 78,780
   425,309                New Century Home Equity Loan Trust 1997-NC5,
                          Class M2, 7.24%, 10/25/2028                               425,658
   1,329,181              Quest Trust 2004 - X1, Class A, 2.86%, 3/25/2034          1,331,467
   3,500,000              Residential Asset Mortgage Products, Inc.
                          2003-RS10, Class AI2, 3.12%, 5/25/2025                    3,467,450
   2,280,453              Residential Asset Securities Corp. 1999-KS3,
                          Class AI7, 7.505%, 10/25/2030                             2,341,797
   1,750,000              SB Finance Nim Trust, Class N5, 4.604%,
                          10/25/2034                                                1,745,625
   2,000,000              Saxon Asset Securities Trust 2005-1, Class A1,
                          2.71%, 3/25/2035                                          2,003,520
   208,141                Saxon Net Interest Margin Trust, Class A,
                          6.656%, 8/26/2033                                         209,182
                          Total                                                     34,990,030
                          Manufactured Housing--0.8%
   1,877,449              Green Tree Financial Corp. 1997-1, Class A5,
                          6.86%, 3/15/2028                                          1,978,042
   1,000,000              Vanderbilt Mortgage Finance 1999-A, Class 2B2,
                          5.00%, 6/7/2016                                           1,032,035
                          Total                                                     3,010,077
                          Other--1.6%
   1,000,000              CIT Equipment Collateral 2004-VT1, Class A3,
                          2.20%, 3/20/2008                                          987,116
   1,088,577       2      Great America Leasing Receivables 2002-1, Class
                          C, 4.91%, 7/15/2007                                       1,093,648
   254,437                John Deere Owner Trust 2003-A, Class A2,
                          1/15/2006                                                 254,473
   2,000,000              Mellon Bank Premium Finance Loan Master Trust
                          2002-1, Class A, 2.79%, 12/17/2007                        2,002,180
   2,000,000              Mellon Bank Premium Finance Loan Master Trust
                          Series 2004-1 Class C, Class C, 3.26%, 6/15/2009          2,002,520
                          Total                                                     6,339,937
                          Rate Reduction Bond--1.2%
   2,738,568              California Infrastructure & Economic
                          Development Bank Special Purpose Trust SCE-1
                          1997-1, Class A6, 6.38%, 9/25/2008                        2,815,083
   1,728,838              California Infrastructure & Economic
                          Development Bank Special Purpose Trust SDG&E-1
                          1997-1, Class A6, 6.31%, 9/25/2008                        1,776,225
                          Total                                                     4,591,308
                          Total Asset-Backed Securities (identified cost
                          $116,077,333)                                             113,912,635
                          Collateralized Mortgage Obligations--8.4%
                          Commercial Mortgage--0.1%
   6,667,221              First Union Lehman Brothers Commercial Mortgage
                          Trust 1997-C1, Class IO, .99%, 4/18/2029                  243,176
                          Federal Home Loan Mortgage Corp.--3.1%
   3,447,254              Federal Home Loan Mortgage Corp. REMIC 2571 FB,
                          2.83%, 2/15/2018                                          3,445,633
   1,082,228              Federal Home Loan Mortgage Corp. REMIC SF1 A3,
                          2.00%, 12/15/2008                                         1,079,658
   1,655,003              Federal Home Loan Mortgage Corp. Structured
                          Pass Through Securities H010, Class A1, 1.582%,
                          9/15/2008                                                 1,643,237
   1,712,156              Federal Home Loan Mortgage Corp. Structured
                          Pass Through Securities H009, Class A2, 1.876%,
                          3/15/2008                                                 1,688,120
   4,356,641              Federal Home Loan Mortgage Corp. Structured
                          Pass Through Securities H008, Class A3, 2.29%,
                          6/15/2007                                                 4,339,686
                          Total                                                     12,196,334
                          Federal National Mortgage Association--0.5%
   94,606                 Federal National Mortgage Association REMIC
                          1993-32 H, 6.00%, 3/25/2023                               97,687
   918,714                Federal National Mortgage Association REMIC
                          2002-22 PE, 6.50%, 11/25/2030                             928,370
   1,000,000              Federal National Mortgage Association REMIC
                          2003-99 TD, 5.00%, 1/25/2024                              1,005,570
                          Total                                                     2,031,627
                          Non-Agency Mortgage--4.7%
   443,755         2      C-BASS ABS LLC Series 1999-3, Class B1, 6.89%,
                          2/3/2029                                                  414,911
   2,378,356              Citigroup Mortgage Loan Trust 2003-UP3 A1,
                          Class A1, 7.00%, 9/25/2033                                2,479,769
   1,422,979       2      Credit-Based Asset Servicing And Securitization
                          1997-1, Class A1, 4.02%, 2/1/2017                         1,419,422
   650,623        2,3      Greenwich Capital Acceptance 1991-4, Class
                          B1A, 6.10%, 7/1/2019                                      650,421
   1,000,000              Harwood Street Funding I LLC 2004-1, Class
                          CTFS, 3.77%, 9/20/2009                                    995,940
   1,258,000       2      Mellon Residential Funding Corp. 1999-TBC1,
                          Class B4, 6.42%, 1/25/2029                                1,269,435
   92,269                 Prudential Home Mortgage Securities 1992-5,
                          Class A-6, 7.50%, 4/25/2007                               91,764
   12,990          2      Resecuritization Mortgage Trust 1998-A, Class
                          B3, 8.45%, 10/26/2023                                     10,303
   16,500,000             Residential Asset Securitization Trust
                          2002-A11, Class AIO, 2.50%, 10/25/2032                    42,075
   74,357          2      SMFC Trust Asset-Backed Certificates , Series
                          1997-A, Class 4, 3.01%, 1/28/2027                         58,974
   4,036,906              Washington Mutual 2003-AR9, Class A2A, 2.34%,
                          9/25/2033                                                 4,025,845
   1,495,099              Washington Mutual 2003-S8, Class A2, 5.00%,
                          9/25/2018                                                 1,483,402
   2,522,821              Wells Fargo Mortgage Backed Securities Trust
                          2003-6, Class 1A1, 5.00%, 6/25/2018                       2,554,205
   2,907,850              Wells Fargo Mortgage Backed Securities Trust
                          2004-I, Class 1A1, 3.40%, 7/25/2034                       2,922,970
                          Total                                                     18,419,436
                          Total Collateralized Mortgage Obligations
                                                         (identified cost
                          $32,899,400)                                              32,890,573
                          Corporate Bonds--33.0%
                          Basic Industry - Chemicals--0.5%
   2,200,000              Praxair, Inc., 2.75%, 6/15/2008                           2,123,858
                          Basic Industry - Paper--0.5%
   1,000,000              Louisiana-Pacific Corp., 8.875%, 8/15/2010                1,191,337
   750,000                Weyerhaeuser Co., Note, 5.50%, 3/15/2005                  752,460
                          Total                                                     1,943,797
                          Capital Goods - Aerospace & Defense--0.3%
   525,000                Boeing Capital Corp., 5.65%, 5/15/2006                    539,858
   800,000                General Dynamics Corp., 2.125%, 5/15/2006                 787,856
                          Total                                                     1,327,714
                          Capital Goods - Diversified Manufacturing--0.5%
   2,000,000      2,3      Tyco International Group SA Participation
                          Certificate Trust, Note, 4.436%, 6/15/2007                2,024,298
                          Communications - Media & Cable--0.9%
   1,250,000              Comcast Corp., 6.375%, 1/30/2006                          1,285,650
   600,000                Continental Cablevision, Sr. Deb., 8.875%,
                          9/15/2005                                                 620,370
   1,500,000      2,3      Cox Communications, Inc., 3.04%, 12/14/2007              1,503,897
                          Total                                                     3,409,917
                          Communications - Media Noncable--0.7%
   400,000                British Sky Broadcasting Group PLC, Unsecd.
                          Note, 7.30%, 10/15/2006                                   422,975
   2,300,000              Reed Elsevier, Inc., Company Guarantee, 6.125%,
                          8/1/2006                                                  2,387,883
                          Total                                                     2,810,858
                          Communications - Telecom Wireless--1.3%
   2,000,000              AT&T Wireless Services, Inc., 6.875%, 4/18/2005           2,015,180
   400,000                Sprint Capital Corp., Company Guarantee, 6.00%,
                          1/15/2007                                                 415,967
   2,500,000              Verizon Wireless, Inc., Unsecd. Note, 5.375%,
                          12/15/2006                                                2,578,150
                          Total                                                     5,009,297
                          Communications - Telecom Wirelines--1.6%
   2,000,000              BellSouth Corp., 2.415%, 11/15/2007                       2,000,720
   1,500,000              GTE North, Inc., Sr. Deb., 6.40%, 2/15/2005               1,501,695
   2,250,000              SBC Communications, Inc., Note, 5.75%, 5/2/2006           2,307,735
   400,000                Telefonos de Mexico, 8.25%, 1/26/2006                     419,510
                          Total                                                     6,229,660
                          Consumer Cyclical - Automotive--2.1%
   400,000                American Honda Finance Corp., 3.85%, 11/6/2008            401,256
   500,000                DaimlerChrysler North America Holding Corp.,
                          7.75%, 6/15/2005                                          508,360
   500,000                Ford Motor Credit Co., Global Bond, 6.875%,
                          2/1/2006                                                  512,909
   1,000,000              General Motors Acceptance Corp., 4.50%,
                          7/15/2006                                                 996,321
   2,500,000              General Motors Acceptance Corp., Note, 6.75%,
                          1/15/2006                                                 2,555,820
   1,250,000      2,3      Harley Davidson, Inc., 3.625%, 12/15/2008                1,236,900
   2,000,000      2,3      VW Credit, Inc., 2.93%, 7/21/2005                        2,005,060
                          Total                                                     8,216,626
                          Consumer Cyclical - Entertainment--0.8%
   2,000,000              AOL Time Warner, Inc., 5.625%, 5/1/2005                   2,013,440
   1,000,000              Viacom, Inc., Sr. Note, 7.75%, 6/1/2005                   1,015,590
                          Total                                                     3,029,030
                          Consumer Cyclical - Retailers--2.1%
   2,400,000              CVS Corp., 5.625%, 3/15/2006                              2,458,800
   2,250,000              Nordstrom, Inc., Sr. Note, 5.625%, 1/15/2009              2,356,380
   1,900,000              Target Corp., 3.375%, 3/1/2008                            1,876,611
   1,500,000              Wal-Mart Stores, Inc., 4.15%, 6/15/2005                   1,506,855
                          Total                                                     8,198,646
                          Consumer Non-Cyclical Food/Beverage--1.9%
   2,500,000              Diageo Capital PLC, 3.375%, 3/20/2008                     2,465,625
   2,000,000              General Mills, Inc., 3.875%, 11/30/2007                   1,998,200
   3,000,000              Kellogg Co., Note, 6.00%, 4/1/2006                        3,088,620
                          Total                                                     7,552,445
                          Consumer Non-Cyclical Health Care--0.1%
   400,000                UnitedHealth Group, Inc., 3.30%, 1/30/2008                393,320
                          Consumer Non-Cyclical Pharmaceuticals--0.4%
   1,444,000              Lilly (Eli) & Co., Note, 2.90%, 3/15/2008                 1,409,344
                          Consumer Non-Cyclical Products--0.9%
   1,500,000              Gillette Co., 2.875%, 3/15/2008                           1,465,935
   2,000,000              Procter & Gamble Co., 3.50%, 12/15/2008                   1,985,020
                          Total                                                     3,450,955
                          Consumer Non-Cyclical Supermarkets--0.8%
   1,750,000              Kroger Co., Sr. Note, 6.375%, 3/1/2008                    1,869,018
   1,375,000              Safeway Inc., 6.15%, 3/1/2006                             1,412,263
                          Total                                                     3,281,281
                          Energy - Independent--0.3%
   1,099,200      2,3      Ras Laffan Liquified Natural Gas, 3.437%,
                          9/15/2009                                                 1,074,325
                          Energy - Integrated--1.8%
   1,500,000              BP Capital Markets PLC, 2.75%, 12/29/2006                 1,480,635
   2,650,000              ChevronTexaco Corp., 5.70%, 12/1/2008                     2,697,965
   2,750,000              Conoco, Inc., 5.45%, 10/15/2006                           2,836,570
                          Total                                                     7,015,170
                          Energy - Refining--0.5%
   2,000,000              Valero Energy Corp., 7.375%, 3/15/2006                    2,083,740
                          Financial Institution - Banking--2.6%
   1,250,000              Citigroup Global Markets Holdings, Inc., Note,
                          5.875%, 3/15/2006                                         1,285,688
   1,500,000              Household Finance Corp., Note, 6.50%, 1/24/2006           1,546,215
   900,000                Mellon Funding Corp., 7.50%, 6/15/2005                    915,318
   2,400,000              PNC Funding Corp., 5.75%, 8/1/2006                        2,478,000
   400,000                U.S. Bancorp, Sr. Note, 5.10%, 7/15/2007                  413,324
   2,500,000              Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007            2,567,550
   1,000,000              Wells Fargo & Co., Sr. Note, 7.25%, 8/24/2005             1,024,410
                          Total                                                     10,230,505
                          Financial Institution - Brokerage--0.9%
   400,000                Franklin Resources, Inc., 3.70%, 4/15/2008                397,300
   1,950,000      2,3      Goldman Sachs Group LP, 6.75%, 2/15/2006                 2,015,871
   1,000,000              Morgan Stanley, Unsub., 6.10%, 4/15/2006                  1,032,370
                          Total                                                     3,445,541
                          Financial Institution - Finance Noncaptive--2.3%
   2,150,000              American Express Co., 3.75%, 11/20/2007                   2,149,506
   2,350,000              Capital One Bank, Sr. Note, 8.25%, 6/15/2005              2,392,159
   3,500,000              General Electric Capital Corp., 5.35%, 3/30/2006          3,581,235
   1,000,000              HSB Capital I, Company Guarantee, 3.57%,
                          7/15/2027                                                 1,010,700
                          Total                                                     9,133,600
                          Financial Institution - Insurance - Life--0.3%
   1,000,000              AXA Financial, Inc., Note, 6.50%, 4/1/2008                1,073,310
                          Financial Institution - Insurance - P&C--0.7%
   2,700,000      2,3      Allstate Financial Global, Note, Series 144A,
                          7.125%, 9/26/2005                                         2,769,660
                          Financial Institution - REITs--1.1%
   1,400,000              Archstone-Smith Trust, 3.00%, 6/15/2008                   1,351,224
   400,000                EOP Operating LP, 8.375%, 3/15/2006                       420,840
   2,250,000              Simon Property Group, Inc., 6.375%, 11/15/2007            2,386,350
                          Total                                                     4,158,414
                          Foreign-Local-Govt--0.8%
   1,500,000              Ontario, Province of, 2.35%, 6/30/2006                    1,481,175
   1,700,000              Quebec, Province of, 5.50%, 4/11/2006                     1,743,911
                          Total                                                     3,225,086
                          Technology--3.0%
   2,400,000              Computer Sciences Corp., 7.50%, 8/8/2005                  2,454,120
   1,975,000              Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008           2,128,793
   1,750,000              First Data Corp., 3.375%, 8/1/2008                        1,720,460
   2,650,000              Fiserv, Inc., Note, 4.00%, 4/15/2008                      2,644,144
   1,350,000              Hewlett-Packard Co., Unsecd. Note, 7.15%,
                          6/15/2005                                                 1,371,249
   1,500,000              IBM Corp., 4.125%, 6/30/2005                              1,508,040
                          Total                                                     11,826,806
                          Transportation - Airlines--0.3%
   1,000,000              Southwest Airlines Co., Pass Thru Cert.,
                          6.126%, 11/1/2006                                         1,036,670
                          Transportation - Services--0.6%
   1,435,000              FedEx Corp., Note, 2.65%, 4/1/2007                        1,403,358
   1,000,000              Hertz Corp., 4.70%, 10/2/2006                             1,004,093
                          Total                                                     2,407,451
                          Utility - Electric--2.4%
   1,500,000              Alabama Power Co., 2.65%, 2/15/2006                       1,488,480
   2,000,000              Dominion Resources, Inc., 5.125%, 12/15/2009              2,062,040
   2,000,000              FPL Group, Inc., 3.25%, 4/11/2006                         1,998,100
   1,500,000              PSEG Power LLC, 6.875%, 4/15/2006                         1,556,715
   2,000,000              Pacific Gas & Electric Co., Unsecd. Note,
                          3.60%, 3/1/2009                                           1,963,920
                          Total                                                     9,069,255
                          Total Corporate Bonds (identified cost
                          $129,823,028)                                             128,960,579
                          Government Agencies--5.1%
                          Agency--0.7%
   2,500,000              Federal Home Loan Bank System, Sr. Note, 5.80%,
                          9/2/2008                                                  2,665,300
                          Federal Home Loan Mortgage Corporation--2.8%
   11,000,000             Federal Home Loan Mortgage Corp., 2.375%,
                          4/15/2006                                                 10,892,640
                          Federal National Mortgage Association--1.6%
   6,500,000              Federal National Mortgage Association, Unsecd.
                          Note, 2.50%, 6/15/2006                                    6,432,400
                          Total Government Agencies (identified cost
                          $19,999,725)                                              19,990,340
                          Mortgage Backed Securities--0.5%
                          Federal National Mortgage Association--0.2%
   218,971                Federal National Mortgage Association, Pool
                          704530, 6.50%, 5/1/2033                                   229,469
   411,485                Federal National Mortgage Association, Pool
                          728568, 6.50%, 10/1/2033                                  431,212
                          Total                                                     660,681
                          Government National Mortgage Association--0.3%
   194,723                Government National Mortgage Association, Pool
                          354754, 7.50%, 2/15/2024                                  209,871
   79,106                 Government National Mortgage Association, Pool
                          423843, 8.50%, 8/15/2026                                  86,620
   896,195                Government National Mortgage Association, Pool
                          780360, 11.00%, 9/15/2015                                 1,000,512
                          Total                                                     1,297,003
                          Total Mortgage Backed Securities (identified
                          cost $1,948,284)                                          1,957,684
                          U.S. Treasury--8.4%
   1,000,000              United States Treasury Note, 2.00%, 5/15/2006             987,030
   1,000,000              United States Treasury Note, 2.625%, 11/15/2006           989,690
   2,000,000              United States Treasury Note, 3.00%, 2/15/2008             1,976,240
   5,500,000              United States Treasury Note, 3.25%, 8/15/2007             5,487,130
   4,000,000              United States Treasury Note, 3.25%, 8/15/2008             3,968,120
   3,000,000              United States Treasury Note, 3.50%, 11/15/2006            3,014,070
   500,000                United States Treasury Note, 5.625%, 5/15/2008            533,440
   14,500,000             United States Treasury Note, 5.75%, 11/15/2005            14,820,595
   935,000                United States Treasury Note, 6.625%, 5/15/2007            1,002,788
                          Total U.S. TREASURY (IDENTIFIED COST
                          $32,778,534)                                              32,779,103
                          Mutual Funds--8.6%4
   1,770,789              Federated Mortgage Core Portfolio                         18,044,342
   2,234,796              The High Yield Bond Portfolio                             15,710,619
                          Total MUTUAL FUNDS (IDENTIFIED COST $34,342,639)          33,754,961
                          Repurchase Agreements--10.6%
   11,202,000             Interest in $2,000,000,000 joint repurchase
                          agreement with Barclays Capital, Inc., 2.52%,
                          dated 1/31/2005 to be repurchased at
                          $11,202,784 on 2/1/2005, collateralized by US
                          Government Agency Obligations with various
                          maturities to 5/15/2029, collateral market
                          value $2,040,143,633                                      11,202,000
   30,231,000             Interest in $1,500,000,000 joint repurchase
                          agreement with Bear Stearns And Co., Inc.,
                          2.52%, dated 1/31/2005 to be repurchased at
                          $30,233,116 on 2/1/2005, collateralized by US
                          Government Agency Obligations with various
                          maturities to 5/01/2035, collateral market
                          value $1,547,522,029 (held as collateral for
                          securities lending)                                       30,231,000
                          Total REPURCHASE AGREEMENTS (AT AMORTIZED COST)           41,433,000
                          Total Investments -
                          107.5%
                           (identified cost $423,464,262)5                          419,964,795
                          other assets and liabilities - net - (7.5)%               (29,512,631)
                          total net assets - 100%                            $      390,452,164

1 Denotes variable rate and floating rate obligations for which the current rate is shown.
2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At January 31, 2005, these securities amounted to $ 25,117,529, which represents 6.4% of total net assets.
3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the fund's Board of Trustees. At January 31, 2005, these securities amounted to $ 13,654,948, which represents 3.5% of total net assets.

       Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees held at October 31, 2004, is as follows:


  Security                                           Acquisition           Acquisition
                                                     Date                  Cost
  AQ Finance NIM Trust 2002-N6, Class NOTE,          12/5/2002             15,367
  3.18%, 12/25/2007
  Bayview Financial Acquisition Trust                5/14/1998             332,127
  1998-1, Class M23, 3.98%, 5/25/2029
  Bayview Financial Acquisition Trust                5/14/1998             490,389
  1998-1, Class MF2, 3.38%, 5/25/2029
  Bayview Financial Acquisition Trust                12/8/1998             1,008,689
  1998-1, Class MI1, 7.52%, 5/25/2029
  Bayview Financial Acquisition Trust                5/14/1998             732,285
  1998-1, Class MI3, 8.21%, 5/25/2029
  Bayview Financial Acquisition Trust                3/12/1999             375,793
  1998-1, Class MII, 3.28%, 5/25/2029
  Bayview Financial Acquisition Trust                6/2/1998              386,944
  1998-1, Class MII, 4.28%, 5/25/2029
  C-BASS ABS LLC Series 1999-3, Class B1,            7/9/1999              363,255
  6.89%, 2/3/2029
  Chase Funding Net Interest Margin Trust            2/24/2004             259,688
  2004-1, Class NOTE, 3.75%, 3/27/2035
  Chase Funding Net Interest Margin Trust            12/10/2003            91,771
  2003-6, Class NOTE, 5.25%, 1/27/2035
  Credit-Based Asset Servicing And
  Securitization 1997-1, Class A1, 4.02%,            2/25/1997             1,428,760
  2/1/2017
  First Franklin Nim Trust 2004-FF1, Class           3/31/2004             179,235
  N1, 4.50%, 11/25/2034
  First Franklin Nim Trust 2004-FF7, Class           9/9/2004              1,303,853
  A, 5.00%, 9/27/2034
  First Franklin Nim Trust 2004-FFA, Class           3/11/2004             551,199
  A, 5.00%, 3/27/2024
  First Tennessee Financial Auto                     6/10/2002
  Securitization Trust 2002-A, Class A,              -12/3/2002            1,263,942
  3.55%, 7/15/2008
  Great America Leasing Receivables 2002-1,          3/22/2002             1,088,458
  Class C, 4.91%, 7/15/2007
  Greenwich Capital Acceptance 1991-4, Class         1/7/1993              639,569
  B1A, 6.10%, 7/1/2019
  Mellon Residential Funding Corp.                   3/12/1999             1,041,154
  1999-TBC1, Class B4, 6.42%, 1/25/2029
  NC Finance Trust 1999-1, Class B, 8.75%,           2/23/1999             326,662
  1/25/2029
  Paragon Auto Receivables Owner Trust               9/9/1998              1,021
  1998-B, Class B, 7.03%, 3/15/2005
  Paragon Auto Receivables Owner Trust               3/24/1999             4,755
  1999-A, Class A, 5.95%, 11/15/2005
  Resecuritization Mortgage Trust 1998-A,            2/12/1999             11,192
  Class B3, 8.45%, 10/26/2023
  SMFC Trust Asset-Backed Certificates ,
  Series 1997-A, Class 4, 3.01%, 1/28/2027           2/4/1998              67,214

4    Affiliated company.

5    The cost of investments for federal tax purposes  amounts to  $423,464,262.
     The net unrealized depreciation of investments for federal tax purposes was $3,499,467. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,202,858 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,702,325.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2005.


Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

The following acronyms are used throughout this portfolio:
ARM         --Adjustable Rate Mortgage
FHLMC       --Federal Home Loan Mortgage Corporation
FNMA        --Federal National Mortgage Association
GNMA        --Government National Mortgage Association
REMIC       --Real Estate Mortgage Investment Conduit



Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Income Securities Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        March 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        March 23, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        March 23, 2005